Statements of Cash Flows (Unaudited) (USD $)	9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Statement of Cash Flows [Abstract]
Net & Comprehensive Income (Loss) for the period	$ (536,738)	$ (457,936)
Accrued dividends payable	434,761	390,408
Interest costs	7,742	4,005
Total	(94,235)	(63,523)
Accounts receivable	1,750	2,650
Prepaid expenses	(3,090)	(7,134)
Accounts payable and accrued expenses	72,719	17,786
Net cash provided by (used in) operating activities	(22,856)	(50,221)
Investing activities	0	0
Net cash provided by (used in) investing activities	0	0
Notes Payable	23,396	58,628
Interest	(7,742)	(4,005)
Net cash provided by (used in) financing activities	15,654	54,623
Net increase (decrease) in cash	(7,202)	4,402
Cash, beginning of period	9,786	7,958
Cash, end of period	2,584	12,260
Non Cash investing and financing activities	0	0
Income Taxes paid	$ 0	$ 0